OPERATIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 26, 2019
OPERATIONS
Periodicity of payment of fee payable in an service concession agreement term	2 years
Agreement term	20 years
Percentage of service concession fees based on prior year STFC revenue	2.00%
Periodicity of payment for the usage of frequencies associated with SMP after the first renewal of these agreements	2 years
Percentage of service concession fees based on prior year SMP revenues	2.00%
Percentage of service concession fees based on prior year SMP revenues in fifteen year of agreement term	1.00%
Agreement extension term	15 years
Telefonica
OPERATIONS
Percentage of ownership interest held	73.58%	73.58%
Terra Networks
OPERATIONS
Total consideration for acquisition			R$ 70,844